Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2015
Available-for-sale securities [Abstract]
Schedule of Available-for-Sale Securities

	As of December 31,
	2014	2015
	RMB'000	RMB'000

WeCasting Inc. (i)	19,852	68,279
Joyo Dream Holdings Limited (ii)	—	6,114
Shenzhen Chuangxinwei Technology Co., Ltd. (ii)	—	4,000
Shengxia Ledong Beijing Technology Co., Ltd. (ii)	—	4,000
Other	—	1,623
Total	19,852	84,016

(i)

WeCasting Inc.

In November 2014, the Company acquired 10.0% equity stake of WeCasting Inc. by subscribing its Series B convertible redeemable preferred shares with a total cash consideration of US$3,244,000 (equivalent to RMB19,852,000) (“2014 November Subscription Price”) .

The investment was made in the investee in the form of convertible redeemable preferred shares. The preferred shares are convertible into ordinary shares anytime at the option of the holder, or automatically in the event of an IPO of WeCasting Inc. The preferred shares are redeemable at the option of the Group if there is no IPO of WeCasting Inc. after 6 years from the date of investment. Based on the status of WeCasting Inc., the Company considers the redemption clause is substantive, and therefore has accounted for the investment in WeCasting as an available-for-sale debt security.

On May 25, 2015, the Company further invested in Wecasting Inc. by the purchase of convertible notes (“Notes”) with amount of US$2,000,000 (equivalent to RMB12,956,000) at interest rate of 8% per annum. The Notes are convertible into preferred shares (the terms of such preferred shares are not unfavourable to Series B convertible redeemable preferred shares mentioned aforesaid) at the sole discretion of the Company. In the event that a next financing of WeCasting Inc. is consummated within 12 months of the purchase of the Notes, the conversion price of Notes is a pre-determined percentage (ranging from 80% to 95%) of the purchase price of the new investors in the new round financing; however, the conversion price cannot be higher than a price reflecting the valuation of WeCashing Inc of US$100 million (fully diluted post-money valuation, inclusive of the proceeds of the conversion of Notes and the new round financing). In the event that a next financing of WeCasting Inc. is consummated after 12 months of the purchase of the Notes, the conversion price is equal to the 2014 November Subscription Price. The Company has accounted for the Notes as an available-for-sale debt security.

The available-for-sale debt security is measured at fair value at every period end. Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. During the year ended December 31, 2015, the Company recorded changes in the fair value of investment in the aforesaid two available-for-sale debt securities in the consolidated statements of comprehensive income of RMB35,722,000. No changes in the fair value was recognized in the consolidated statements of comprehensive income for the year ended December 31, 2014.

(ii)

During the year ended December 31, 2015, the Company directly or indirectly acquired 6.3%, 10.0% and 12.4% equity stake of Joyo Dream Holdings Limited, Shenzhen Chuangxinwei Technology Co., Ltd., and Shengxia Ledong Beijing Technology Co., Ltd. respectively by subscribing their convertible redeemable preferred shares. The preferred shares are convertible into ordinary shares anytime at the option of the holders, or automatically in the event of an IPO. The preferred shares are redeemable at the option of the Group if there is no IPO after a specified years from the dates of investment. The Company considers the redemption clauses are substantive, and therefore has accounted for the aforesaid investments as available-for-sale debt securities.

The Company reviews its available-for-sale securities investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. There is no significant change in fair value of the aforesaid investments from their initial investment dates to the December 31, 2015.